Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018
Significant Accounting Policies [Line Items]
Total assets	¥ 197,611,195	¥ 204,255,642	¥ 200,456,300
Accounting Standards Update 2016-18
Significant Accounting Policies [Line Items]
Change in net cash for operating activities		3,415	4,181
Change in net cash for investing activities		762,722	¥ 10,689,241
Minimum
Significant Accounting Policies [Line Items]
Period in which obligors generally determined to be substantially bankrupt, past due (in months)	6 months
Minimum | Impaired loans
Significant Accounting Policies [Line Items]
Number of days past due	90 days
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Shinko Securities Company Limited | Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period	16 years
Trust and Custody Services Bank Ltd.
Significant Accounting Policies [Line Items]
Total assets		¥ 14,000,000		¥ 9,000,000
Voting equity interests		27.00%
Asset Management Company | Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period	16 years 10 months 25 days